UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09381

PayPal Funds

(Exact name of registrant as specified in charter)

2211 North First Street San Jose, CA 95131

(Address of principal executive offices) (Zip code)

Edward Banas

2211 North First Street San Jose, CA 95131

(Name and address of agent for service)

Registrant’s telephone number, including area code: 408-376-7400

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

The PayPal Money Market Fund (the “Money Market Fund”), a series of PayPal Funds, invests substantially all of its assets in a series of Master Investment Portfolio, the Money Market Master Portfolio (the “Master Portfolio”), and owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2007, the value of the Money Market Fund’s investment in the Master Portfolio was $920,056,671, which represents 11.75% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

(Schedule of Investments is filed herewith)

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—1.85%
HBOS Treasury Services
5.34%, 07/25/07	$75,000,000	$75,000,000
5.36%, 11/13/07(a)	70,000,000	70,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $145,000,000)		145,000,000

Security	Face Amount	Value
COMMERCIAL PAPER—29.71%
Amstel Funding Corp.
5.12%, 06/01/07(a)	41,621,000	41,253,995
5.22%, 04/16/07(a)	50,000,000	49,884,000
5.28%, 04/18/07(a)	150,000,000	149,603,999
Cantabric Finance LLC
5.24%, 06/08/07(a)	100,000,000	98,995,666
Charta LLC
5.27%, 04/12/07(a)	50,000,000	49,912,166
5.27%, 04/23/07(a)	100,000,000	99,663,305
Cobbler Funding Ltd.
5.25%, 05/10/07(a)	40,381,000	40,145,444
Concord Minutemen Capital Co. LLC
5.19%, 08/15/07(a)	26,293,000	25,773,691
5.21%, 08/28/07(a)	125,000,000	122,286,459
5.27%, 05/04/07(a)	72,807,000	72,444,623
General Electric Capital Corp.
5.05%, 09/07/07(a)	40,000,000	39,102,222
5.12%, 09/18/07(a)	75,000,000	73,176,000
5.15%, 10/19/07(a)	75,000,000	72,832,709
5.19%, 07/16/07(a)	20,000,000	19,691,483
Giro Multi-Funding Corp.
5.28%, 04/11/07(a)	100,000,000	99,838,667
5.30%, 04/16/07(a)	50,000,000	49,882,222
Grampian Funding LLC
5.16%, 06/06/07(a)	35,000,000	34,663,884
5.18%, 07/06/07(a)	50,000,000	49,302,139
Harrier Finance Funding LLC
5.12%, 06/06/07(a)	80,000,000	79,238,433
Lexington Parker Capital Co. LLC
5.19%, 05/17/07(a)	75,000,000	74,492,302
5.20%, 04/12/07(a)	5,000,000	4,991,333
5.21%, 04/11/07(a)	51,364,000	51,282,231
Nationwide Building Society
5.21%, 08/08/07(a)	100,000,000	98,118,611
Nestle Capital Corp.
5.19%, 08/09/07(a)	15,000,000	14,716,713
Polonius Inc.
5.25%, 06/26/07(a)	19,450,000	19,203,228
Prudential Funding LLC
5.24%, 06/12/07(a)	100,000,000	98,937,445
Sedna Finance Inc.
5.22%, 04/17/07(a)	50,000,000	49,876,750
Sigma Finance Inc.
5.21%, 05/03/07(a)	75,000,000	74,641,813
Simba Funding Corp.
5.24%, 06/11/07(a)	202,676,000	200,551,956

Societe Generale North America Inc.
5.10%, 08/13/07(a)	140,000,000	137,325,125
5.14%, 06/06/07(a)	30,000,000	29,713,296
5.17%, 06/08/07(a)	65,000,000	64,356,528
Sydney Capital Corp.
5.24%, 06/12/07(a)	15,820,000	15,651,904
UBS Finance Delaware LLC
5.20%, 07/17/07(a)	125,000,000	123,051,875

TOTAL COMMERCIAL PAPER
(Cost: $2,324,602,217)		2,324,602,217

Security	Face Amount	Value
MEDIUM-TERM NOTES—1.21%
Cullinan Finance Corp.
5.40%, 02/05/08(a)	25,000,000	25,000,000
Kimberly-Clark Corp.
5.26%, 12/19/07(a)	35,000,000	35,000,000
Sigma Finance Inc.
5.35%, 04/27/07(a)	35,000,000	34,999,742

TOTAL MEDIUM-TERM NOTES
(Cost: $94,999,742)		94,999,742

Security	Face Amount	Value
REPURCHASE AGREEMENTS—25.82%
Banc of America Securities LLC Tri-Party 5.49%, dated 3/30/07, due 4/2/07, maturity value $150,068,625 (collateralized by non-U.S. Government debt securities, value $154,500,000, 4.00% to 8.50%, 6/9/08 to 2/23/25).	150,000,000	150,000,000
Bank of America N.A. Tri-Party 5.38%, dated 3/30/07, due 4/2/07, maturity value $40,017,933 (collateralized by U.S. Government obligations, value $40,800,000, 5.00%, 7/1/35).	40,000,000	40,000,000
Bear Sterns Companies Inc. (The) Tri-Party 5.38%, dated 3/30/07, due 4/2/07, maturity value $100,044,833 (collateralized by U.S. Government obligations, value $102,000,050, 5.00% to 8.25%, 7/1/07 to 4/1/37).	100,000,000	100,000,000
BNP Securities Corp. Tri-Party 5.49%, dated 3/30/07, due 4/2/07, maturity value $10,004,575 (collateralized by non-U.S. Government debt securities, value $10,300,326, 5.75%, 9/15/09).	10,000,000	10,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.59%, dated 3/30/07, due 4/2/07, maturity value $250,116,458 (collateralized by non-U.S. Government debt securities, value $280,353,393, 0.00% to 10.00%, 6/1/28 to 3/13/37).	250,000,000	250,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.55%, dated 3/30/07, due 4/2/07, maturity value $50,023,125 (collateralized by non-U.S. Government debt securities, value $56,084,136, 0.00% to 10.00%, 6/1/28 to 3/13/37).	50,000,000	50,000,000
Credit Suisse First Boston Inc. Tri-Party 5.38%, dated 3/30/07, due 4/2/07, maturity value $40,017,933 (collateralized by U.S. Government obligations, value $40,801,257, 4.22% to 6.20%, 7/1/21 to 4/1/37).	40,000,000	40,000,000
Goldman Sachs Co. Tri-Party 5.37%, dated 3/30/07, due 4/2/07, maturity value $50,022,375 (collateralized by U.S. Government obligations, value $51,500,000, 0.00% to 6.50%, 8/15/14 to 7/25/36).	50,000,000	50,000,000
Goldman Sachs Group Inc. (The) Tri-Party 5.48%, dated 3/30/07, due 4/2/07, maturity value $350,159,833 (collateralized by non-U.S. Government debt securities, value $367,500,000, 0.00% to 6.50%, 1/25/24 to 3/15/49).	350,000,000	350,000,000
Goldman Sachs Group Inc. (The) Tri-Party 5.59%, dated 3/30/07, due 4/2/07, maturity value $25,011,646 (collateralized by non-U.S. Government debt securities, value $26,250,001, 0.00% to 10.00%, 4/1/07 to 3/31/07).	25,000,000	25,000,000
Greenwich Capital Markets Inc. Tri-Party 5.59%, dated 3/30/07, due 4/2/07, maturity value $20,009,317 (collateralized by non-U.S. Government debt securities, value $31,840,001, 5.97%, 3/14/37)	20,000,000	20,000,000
HSBC Securities Inc. Tri-Party 5.49%, dated 3/30/07, due 4/2/07, maturity value $50,022,875 (collateralized by non-U.S. Government debt securities, value $52,500,654, 0.00% to 5.33%, 11/1/26 to 1/29/46).	50,000,000	50,000,000

JP Morgan Securities Inc. Tri-Party 5.54%, dated 3/30/07, due 4/2/07, maturity value $15,006,925 (collateralized by non-U.S. Government debt securities, value $15,752,141, 6.50% to 8.75%, 7/15/10 to 3/15/32).	15,000,000	15,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.37%, dated 3/30/07, due 4/2/07, maturity value $50,022,375 (collateralized by non-U.S. Government debt securities, value $52,502,703, 3.36% to 10.07%, 4/25/31 to 9/20/46).	50,000,000	50,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.57%, dated 3/30/07, due 4/2/07, maturity value $350,162,458 (collateralized by non-U.S. Government debt securities, value $367,500,599, 0.00% to 7.73%, 1/15/09 to 3/25/47).	350,000,000	350,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.57%, dated 3/30/07, due 4/2/07, maturity value $50,023,208 (collateralized by U.S. Government obligations, value $51,002,022, 4.02% to 8.31%, 12/1/12 to 10/1/44).	50,000,000	50,000,000
Merrill Lynch & Co. Inc. Tri-Party 5.38%, dated 3/30/07, due 4/2/07, maturity value $40,017,933 (collateralized by non-U.S. Government debt securities, value $40,800,867, 5.25% to 6.60%, 1/22/27 to 12/26/36).	40,000,000	40,000,000
Morgan Stanley Tri-Party 5.64%, dated 3/30/07, due 4/4/08, maturity value $264,530,833 (collateralized by non-U.S. Government debt securities, value $262,757,010, 4.14% to 9.30%, 11/20/08 to 10/12/52).(b)	250,000,000	250,000,000
Wachovia Capital Tri-Party 5.51%, dated 3/30/07, due 4/2/07, maturity value $130,059,692 (collateralized by non-U.S. Government debt securities, value $136,500,001, 3.48% to 7.25%, 1/17/11 to 6/10/48).	130,000,000	130,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,020,000,000)		2,020,000,000

Security	Face Amount	Value
TIME DEPOSITS—3.77%
Deutsche Bank AG
5.25%, 04/02/07	294,640,000	294,640,000

TOTAL TIME DEPOSITS
(Cost: $294,640,000)		294,640,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—37.39%
Allstate Life Global Funding II
5.30%, 03/04/08	30,000,000	30,000,000
5.33%, 03/27/08(a)	50,000,000	50,000,000
5.36%, 02/15/08(a)	35,000,000	35,008,477
5.37%, 04/08/08(a)	11,000,000	11,002,747
5.40%, 02/15/08(a)	25,000,000	25,005,922
AmeriCredit Automobile Receivables Trust Series 2006-B-G Class A-1
5.35%, 04/09/07	144,715	144,715
ANZ National International Ltd.
5.32%, 03/06/08(a)	75,000,000	75,000,000
ASIF Global Financing
5.34%, 04/23/08(a)	75,000,000	74,997,692
Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08(a)	35,000,000	35,000,000
Bank of America N.A.
5.28%, 04/20/07	30,000,000	30,000,000
Bank of Ireland
5.32%, 02/20/08(a)	70,000,000	70,000,000
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07(a)	48,000,000	47,996,251
Capital Auto Receivables Asset Trust Series 2006-2 Class A1
5.34%, 05/15/07	24,355,031	24,355,031
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.37%, 07/15/07(a)	33,000,000	33,000,000
Commodore CDO Ltd. 2003-2A Class A1MM
5.42%, 12/12/07(a)	21,494,964	21,494,964
Credit Suisse First Boston NY
5.36%, 04/24/07(a)	25,000,000	25,000,070
5.43%, 08/21/07(a)	15,000,000	15,000,000

DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(a)	4,611,025	4,611,025
DEPFA Bank PLC
5.39%, 12/14/07(a)	100,000,000	100,000,000
Giro Funding US Corp.
5.31%, 04/26/07(a)	50,000,000	50,000,000
Great America Leasing Receivables Series 2006-1 Class A1
5.40%, 11/15/07(a)	16,497,928	16,497,928
Harrier Finance Funding LLC
5.29%, 08/07/07(a)	50,000,000	49,996,443
5.33%, 07/20/07(a)	25,000,000	25,001,448
5.33%, 07/25/07(a)	15,000,000	15,000,965
5.33%, 08/13/07(a)	30,000,000	30,002,192
HBOS Treasury Services PLC
5.42%, 01/24/08(a)	50,000,000	50,000,000
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.30%, 10/15/07(a)	82,000,000	82,000,000
ING USA Annuity & Life Insurance Co.
5.45%, 01/10/08(a)(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.32%, 11/01/25(a)	46,000,000	46,000,000
JP Morgan Securities Inc.
5.53%, 11/16/07	100,000,000	100,000,000
JPMorgan Chase & Co.
5.29%, 02/29/08	75,000,000	75,000,000
5.53%, 07/27/07	100,000,000	100,000,000
K2 USA LLC
5.39%, 06/04/07(a)	60,000,000	60,000,000
Kestrel Funding LLC
5.30%, 07/11/07(a)	25,000,000	24,999,254
Kommunalkredit Austria AG
5.32%, 02/08/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.32%, 10/01/25(a)	9,800,000	9,800,000
Leafs LLC
5.32%, 02/20/08(a)	49,533,241	49,533,241
Marshall & Ilsley Bank
5.32%, 02/15/08	60,000,000	60,000,000
Master Funding LLC
5.35%, 04/25/07(a)	60,000,000	60,000,000
5.35%, 05/25/07(a)	50,000,000	50,000,000
Merrill Lynch & Co. Inc.
5.59%, 05/30/07(b)	60,000,000	60,000,000
MetLife Insurance Co. of Connecticut
5.44%, 08/17/07(a)(b)	50,000,000	50,000,000
Metropolitan Life Global Funding I
5.31%, 02/22/08	75,000,000	75,000,000
Metropolitan Life Insurance Co.
5.44%, 07/18/07(a)(b)	25,000,000	25,000,000
Metropolitan Life Insurance Funding Agreement
5.43%, 02/01/08 (b)	50,000,000	50,000,000
Natexis Banques Populaires
5.33%, 09/14/07(a)	50,000,000	50,000,000
5.35%, 02/08/08(a)	40,000,000	40,000,000
Nationwide Building Society
5.43%, 01/28/08(a)	100,000,000	100,000,000
Nordea Bank AB
5.33%, 03/11/08(a)	75,000,000	75,000,000
Northern Rock PLC
5.38%, 02/01/08(a)	70,000,000	70,000,000
Pricoa Global Funding I
5.31%, 02/27/08(a)	65,000,000	65,000,000
Sedna Finance Inc.
5.33%, 11/15/07(a)	78,000,000	77,992,384

Skandinaviska Enskilda Banken
5.32%, 02/15/08(a)	50,000,000	50,000,000
Societe Generale
5.31%, 02/29/08(a)	30,000,000	30,000,000
Strips III LLC
5.37%, 08/24/07(a)	14,357,411	14,357,411
Trap Rock Industry Inc.
5.32%, 10/01/25(a)	19,115,000	19,115,000
Union Hamilton Special Funding LLC
5.35%, 09/28/07(a)	150,000,000	150,000,000
5.35%, 06/15/07(a)	25,000,000	25,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.31%, 08/25/09(a)	33,707,011	33,707,011
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.31%, 09/25/09(a)	38,796,211	38,796,211
Westpac Banking Corp.
5.40%, 04/11/08	70,000,000	70,000,000
Wind Master Trust
5.31%, 07/25/07(a)	25,000,000	25,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $2,925,416,382)		2,925,416,382

TOTAL INVESTMENTS IN SECURITIES — 99.75%
(Cost: $7,804,658,341)		7,804,658,341
Other Assets, Less Liabilities — 0.25%		19,200,685

NET ASSETS — 100.00%		$7,823,859,026

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

MONEY MARKET MASTER PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the Money Market Master Portfolio (the “Master Portfolio”).

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

Item 2. Controls and Procedures.

(a) The President and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PayPal Funds

By:	/s/ John Story
John Story
President

Date: May 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ John Story
John Story
President

Date: May 18, 2007

By:	/s/ Edward Banas
Edward Banas
Treasurer and Chief Financial Officer

Date: May 18, 2007